Trading assets and liabilities	12 Months Ended
Dec. 31, 2016
Trading assets and liabilities
16 Trading assets and liabilities
end of	2016	2015
Trading assets (CHF million)
Debt securities	65,668	80,542
Equity securities	63,871	70,961
Derivative instruments [1]	26,782	28,365
Other	8,829	10,869
Trading assets	165,150	190,737
Trading liabilities (CHF million)
Short positions	24,565	25,485
Derivative instruments [1]	20,365	23,486
Trading liabilities	44,930	48,971
1 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	2016	2015
Cash collateral – netted (CHF million) [1]
Cash collateral paid	33,429	31,887
Cash collateral received	22,948	21,942
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	5,705	7,921
Cash collateral received	11,497	13,989
1 Recorded as cash collateral netting on derivative instruments in Note 27 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 23 – Other assets and other liabilities.

Bank
Trading assets and liabilities
15 Trading assets and liabilities
end of	2016	2015
Trading assets (CHF million)
Debt securities	65,675	80,546
Equity securities	63,873	71,102
Derivative instruments [1]	26,978	28,579
Other	8,830	10,869
Trading assets	165,356	191,096
Trading liabilities (CHF million)
Short positions	24,587	25,509
Derivative instruments [1]	20,364	23,545
Trading liabilities	44,951	49,054
1 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	2016	2015
Cash collateral – netted (CHF million) [1]
Cash collateral paid	33,615	32,127
Cash collateral received	23,007	22,027
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	5,701	7,987
Cash collateral received	11,497	13,991
1 Recorded as cash collateral netting on derivative instruments in Note 26 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 22 – Other assets and other liabilities.